MATERIAL ACCOUNTING POLICIES - Funds administration (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fondo de Capital Privado Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	80.47%	80.47%	49.96%
Assets managed	$ 5,503,022	$ 5,023,316
Fideicomiso Lote Distrito Vera B1B2
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	64.61%	66.00%	66.49%
Assets managed	$ 25,073	$ 55,733
Fideicomiso Lote Distrito Vera B3B4
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	64.61%	66.00%	66.49%
Assets managed	$ 56,295	$ 53,558
Fideicomiso Lote B6 Ciudad del Rio
MATERIAL ACCOUNTING POLICIES
Country		Colombia
Percentage of ownership interest held by the Bank		66.00%
Assets managed		$ 66,150
Banistmo Panama Fondo de Inversion S.A.
MATERIAL ACCOUNTING POLICIES
Country	Panama	Panama	Panama
Percentage of ownership interest held by the Bank	100.00%	100.00%	100.00%
Assets managed	$ 132,496	$ 243,268